ACCOUNTS PAYABLE, ACCRUED CHARGES AND PROVISIONS (Details) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
ACCOUNTS PAYABLE, ACCRUED CHARGES AND PROVISIONS
Trade and accruals	$ 731.3	$ 502.6
Salaries and employee benefits	127.8	72.1
Interest payable	52.2	42.9
Provisions and other	9.6	11.9
Total	$ 920.9	$ 629.5